Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 150,001	$ 54,144
Short-term bank deposits	89,814	31,000
Restricted short-term bank deposits	16,080	0
Marketable securities	2,901	3,693
Accounts receivable and other:
Trade, net	120,832	73,406
Other receivables and prepaid expenses	94,344	49,251
Inventories	107,378	83,709
Long-term assets held for sale, net	81	434
TOTAL CURRENT ASSETS	581,431	295,637
LONG-TERM RECEIVABLES AND OTHER ASSETS	23,131	30,663
PROPERTY, PLANT AND EQUIPMENT, NET	152,532	163,596
GOODWILL	7,277	7,285
INTANGIBLE ASSETS AND DEFERRED COSTS, NET	19,172	22,771
DEFERRED INCOME TAXES	12,302	36,490
TOTAL ASSETS	795,845	556,442
CURRENT LIABILITIES:
Short-term bank credit and short-term loans	0	14,885
Current maturities of long-term debt	17,073	13,310
Accounts payable:
Trade payables	23,321	21,905
Other current liabilities	149,989	79,686
TOTAL CURRENT LIABILITIES	190,383	129,786
LONG-TERM LIABILITIES:
Long-term debt, net of current maturities	27,614	31,225
Deferred income taxes	1,851	2,342
Other long-term liabilities	4,934	8,576
TOTAL LONG-TERM LIABILITIES	34,399	42,143
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	224,782	171,929
Taro shareholders' equity:
Ordinary shares of NIS 0.0001 par value: Authorized at December 31, 2011 and 2010: 200,000,000 shares; Issued at December 31, 2011 and 2010: 44,799,507 and 43,341,732 shares, respectively; Outstanding at December 31, 2011 and 2010: 44,476,032 and 43,018,257 shares, respectively	679	679
Founders' shares of NIS 0.00001 par value: Authorized, issued and outstanding at December 31, 2011 and 2010: 2,600 shares	1	1
Additional paid-in capital	253,577	244,668
Accumulated other comprehensive income	18,549	24,186
Treasury stock: 323,475 shares at December 31, 2011 and 2010	(1,329)	(1,329)
Accumulated earnings	295,787	113,107
Taro shareholders' equity	567,264	381,312
Non-controlling interest	3,799	3,201
TOTAL SHAREHOLDERS' EQUITY	571,063	384,513
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 795,845	$ 556,442